Loss per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loss per share (Tables)
Summary of Loss Per Share
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Loss from continuing operations available to common shareholders	$(134,574,945)	$(477,771,926)	$(196,414,581)	$(450,389,837)
Loss from discontinued operations available to common shareholders	(13,410,139)	(83,578,124)	(15,385,455)	(86,074,460)
Loss available to common shareholders	$(147,985,084)	$(561,350,050)	$(211,800,036)	$(536,464,297)

Weighted average number of shares, basic and diluted	103,489,965	98,421,935	101,154,772	93,802,606

Basic and diluted loss per share from continuing operations	$(1.30)	$(4.85)	$(1.94)	$(4.80)
Basic and diluted loss per share from discontinued operations	(0.13)	$(0.85)	(0.15)	(0.92)
Basic and diluted loss per share	$(1.43)	$(5.70)	$(2.09)	$(5.72)

	December 31, 2021	December 31, 2020

Loss available to common shareholders	$(587,060,124)	$(6,463,606)
Adjustments to mezzanine equity	-	(22,475,312)

Loss available to common shareholders adjusted for the effect of dilution	$(587,060,124)	$(28,938,918)

Weighted average number of shares, basic and diluted	95,006,080	15,218,750

Basic and diluted loss per share	$(6.18)	$(1.90)